INCOME TAXES (Details 1) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Federal
Net Operating Loss Carry forward	$ 27,033	$ 24,547	$ 19,813
Valuation Allowance	(27,033)	(24,547)	(19,813)
Deferred Tax Assets, Net	0	0	0
State and Local Jurisdiction [Member]
Federal
Net Operating Loss Carry forward	2,722	2,602	1,318
Valuation Allowance	(2,722)	(2,602)	(1,318)
Deferred Tax Assets, Net	$ 0	$ 0	$ 0